Stockholders' Equity - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Tax rate for dividends which exceeds the CUFIN and CUFINRE	42.86%
Profit reserved for income tax obligation	$ 709,314	$ 191,226